AST Franklin Templeton Founding Funds Allocation Portfolio
SUMMARY: AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek capital appreciation.
The secondary investment objective of the Portfolio is to seek income.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST Franklin Templeton Founding Funds Allocation Portfolio
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.16%
Acquired Fund Fees & Expenses
Total Annual Portfolio Operating Expenses		1.11%
Fee Waiver or Expense Reimbursement	[1]	(0.01%)
Net Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.10%
[1]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, underlying fund fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2014. This expense limitation may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, terminate or modify this waiver after June 30, 2014 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

Example.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)		1 Year	3 Years	5 Years	10 Years
AST Franklin Templeton Founding Funds Allocation Portfolio	[1]	112	352	611	1,351
[1]	Takes into account the contractual investment management fee waiver/expense reimbursement that runs until June 30, 2014 as described above in the footnotes to the fee table.

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it is new.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio's primary investment objective is to seek capital appreciation while its secondary investment objective is to seek income. The Portfolio seeks to achieve its primary and secondary investment objectives by allocating 33 1/3% of its assets to each of the three subadvisers listed below:

  Franklin Advisers, Inc. (Franklin Advisers);
  Franklin Mutual Advisers, LLC (Franklin Mutual); and
  Templeton Global Advisors Limited (Templeton Global and, collectively with Franklin Advisers and Franklin Mutual, the Franklin Templeton Subadvisers)

The investment results of Portfolio assets allocated to the various Franklin Templeton Subadvisers will vary over time. Because of this, the Investment Managers will monitor those allocations and will seek to rebalance them when they are more than three percent above or three percent below the goal of equal allocations to each of the three Franklin Templeton Subadvisers. Whenever possible, cash flows will be used to adjust allocations among the Franklin Templeton Subadvisers.

Franklin Advisers Segment. Under normal market conditions, Franklin Advisers invests in both debt and equity securities. Franklin Advisers may shift the Portfolio's investments from one asset class to another based on its analysis of the best opportunities in a given market. Franklin Advisers will seek income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields it believes are attractive. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and asset-backed securities, debentures, and shorter term instruments. In its search for growth opportunities, Franklin Advisers maintains the flexibility, based upon economic and financial conditions, to invest in common stocks of companies from a variety of industries and may from time to time have significant investments in particular sectors. This Portfolio segment may invest without limitation in debt securities that are rated below investment grade (sometimes called "junk bonds"). Up to 25% of the assets attributable to this Portfolio segment may be invested in foreign securities.

Franklin Mutual Segment. Under normal market conditions, Franklin Mutual invests at least 65% of the assets attributable to this Portfolio segment in equity securities (including securities convertible into, or that Franklin Mutual expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that it believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Under normal market conditions, Franklin Mutual invests primarily in undervalued securities and, to a lesser extent, in merger arbitrage securities and distressed companies. As a general rule, at least 65% of the equity portion of this Portfolio segment is invested in companies with market capitalization values greater than $5 billion, with a portion or significant amount of its assets in smaller companies. Franklin Mutual also expects to invest significantly in foreign investments. Franklin Mutual may also use certain derivative instruments to hedge against currency or market risks.

Templeton Global Segment. Under normal market conditions, Templeton Global invests at least 65% of the assets attributable to this Portfolio segment in the equity securities and depositary receipts of companies located anywhere in the world, including those in the U.S. and emerging markets. This Portfolio segment may, from time to time, have significant investments in particular countries or in particular sectors, such as the financial sector. Templeton Global may also invest a portion of the net assets attributable to this Portfolio segment in debt securities of companies and governments located anywhere in the world.

Initial Investment Period. Depending upon the Portfolio's ability to achieve the necessary asset scale, the ability of the Advanced Series Trust to implement certain legal agreements and custody arrangements, and market, economic, and financial conditions as of the Portfolio's commencement of operations, it could take up to several weeks for the Portfolio's assets to be fully invested in accordance with its investment objective and policies. During any such period, it is anticipated that all or a portion of the Portfolio's assets will be invested in high grade, short term debt securities (both fixed and floating rate), money market funds, short-term bond funds, exchange-traded funds, and/or index futures contracts. A relatively long initial investment period may negatively affect the Portfolio's investment return and its ability to achieve its investment objective.

Principal Risks of Investing in the Portfolios.

The risks identified below are the principal risks of investing in the Portfolios. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolios make every effort to achieve their objectives, the Portfolios can't guarantee success.

Asset Transfer Program Risk. The Portfolio is used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and other Portfolios (or, for one guaranteed minimum withdrawal benefit program, the insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolios compared to other similar funds.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to the Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decrease significantly.

Fixed income securities risk. Investments in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Focus Risk. To the extent that the Portfolio focuses on particular countries, regions, industries, sectors, or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors, or investments.

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risks include: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio’s foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Portfolio invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Recent Events Risk. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Small and Medium Sized Company Risk. The shares of small and medium sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the Portfolio's ability to sell these securities. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as smaller and medium sized companies generally experience higher growth and failure rates, and typically have less diversified product lines, less experienced senior management, and less access to capital than larger companies. In the case of small cap technology companies, the risks associated with technology company stocks, which tend to be more volatile than other sectors, are magnified.

Value style risk. There is a risk that the value investment style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Past Performance.
No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.